                                  UNITEDSTATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.
Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                            Dallas, TX         June 17, 2009
--------------------------------------        -------------        -------------
[Signature]                                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-_________________   _________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         61

Form 13F Information Table Value Total:   $197,962
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

___   28-________________    ______________________________________
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
AKAMAI TECHNOLOGIES INC      COM              00971T101     1940   100000 SH       SOLE                  100000      0    0
AMERICAN EAGLE OUTFITTERS NE COM              02553E106     2226   181900 SH       SOLE                  181900      0    0
ANGIOTECH PHARMACEUTICALS IN COM              034918102     3431  6354559 SH       SOLE                 6354559      0    0
ASCENT MEDIA CORP            COM SER A        043632108     3639   145567 SH       SOLE                  145567      0    0
CALPINE CORP                 COM NEW          131347304     1614   236997 SH       SOLE                  236997      0    0
CAPSTEAD MTG CORP            COM NO PAR       14067E506    17851  1662069 SH       SOLE                 1662069      0    0
CLEARWIRE CORP NEW           CL A             18538Q105     3915   760243 SH       SOLE                  760243      0    0
COGENT INC                   COM              19239Y108     3546   297973 SH       SOLE                  297973      0    0
CVS CAREMARK CORPORATION     COM              126650100     3703   134719 SH       SOLE                  134719      0    0
DAVITA INC                   COM              23918K108     1474    33535 SH       SOLE                   33535      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702      385    68379 SH       SOLE                   68379      0    0
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104     1903   118777 SH       SOLE                  118777      0    0
ECHOSTAR CORP                CL A             278768106     3627   244564 SH       SOLE                  244564      0    0
ENTRAVISION COMMUNICATIONS C CL A             29382R107      499  1919912 SH       SOLE                 1919912      0    0
ENZON PHARMACEUTICALS INC    COM              293904108     1313   216356 SH       SOLE                  216356      0    0
FEDERATED INVS INC PA        CL B             314211103     3282   147459 SH       SOLE                  147459      0    0
FORMFACTOR INC               COM              346375108     3461   192068 SH       SOLE                  192068      0    0
FTI CONSULTING INC           COM              302941109     4793    96860 SH       SOLE                   96860      0    0
GLOBALSTAR INC               COM              378973408        3     8262 SH       SOLE                    8262      0    0
GRAY TELEVISION INC          CL A             389375205       83   118872 SH       SOLE                  118872      0    0
GRAY TELEVISION INC          COM              389375106     1875  5859486 SH       SOLE                 5859486      0    0
HANSEN NAT CORP              COM              411310105     3049    84682 SH       SOLE                   84682      0    0
HATTERAS FINL CORP           COM              41902R103     4606   184310 SH       SOLE                  184310      0    0
HIGHLAND CR STRATEGIES FD    COM              43005Q107     2936   632695 SH       SOLE                  632695      0    0
HIGHLAND DISTRESSED OPPORT I COM              430067108     1981   995579 SH       SOLE                  995579      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A             44930K108    11660 33313062 SH       SOLE                33313062      0    0
ISHARES                      CALL             464287905        0      400 SH       SOLE                     400      0    0
J CREW GROUP INC             COM              46612H402     2196   166629 SH       SOLE                  166629      0    0
JARDEN CORP                  COM              471109108       49     3906 SH       SOLE                    3906      0    0
KNOLOGY INC                  COM              499183804        1      232 SH       SOLE                     232      0    0
LIBERTY MEDIA CORP NEW       ENT COM SER A    53071M500     7783   390123 SH       SOLE                  390123      0    0
LORAL SPACE & COMMUNICATNS I COM              543881106    32971  1543605 SH       SOLE                 1543605      0    0
MAGELLAN HEALTH SVCS INC     COM NEW          559079207     2778    76241 SH       SOLE                   76241      0    0
MASTERCARD INC               CL A             57636Q104     4352    25987 SH       SOLE                   25987      0    0
MERCADOLIBRE INC             COM              58733R102      742    40000 SH       SOLE                   40000      0    0
MI DEVS INC                  CL A SUB VTG     55304X104     2789   454210 SH       SOLE                  454210      0    0
MICROVISION INC DEL          COM              594960106     6356  4927287 SH       SOLE                 4927287      0    0
MICROVISION INC DEL          *W EXP 07/23/201 594960163     1577  3218884 SH       SOLE                 3218884      0    0
MYLAN INC                    COM              628530107     6535   487293 SH       SOLE                  487293      0    0
NEUROBIOLOGICAL TECH INC     COM NEW          64124W304     3174  4737479 SH       SOLE                 4737479      0    0
NEUSTAR INC                  CL A             64126X201     4197   250571 SH       SOLE                  250571      0    0
OMNITURE INC                 COM              68212S109     2619   198551 SH       SOLE                  198551      0    0
OMNIVISION TECHNOLOGIES INC  COM              682128103     2050   305131 SH       SOLE                  305131      0    0
QUALCOMM INC                 COM              747525103     3221    82780 SH       SOLE                   82780      0    0
RENT A CTR INC NEW           COM              76009N100      712    36753 SH       SOLE                   36753      0    0
RELIANT ENERGY INC           COM              75952B105      155    48444 SH       SOLE                   48444      0    0
RTI INTL METALS INC          COM              74973W107      250    21387 SH       SOLE                   21387      0    0
SALIX PHARMACEUTICALS INC    COM              795435106      562    59134 SH       SOLE                   59134      0    0
SBA COMMUNICATIONS CORP      COM              78388J106     3748   160853 SH       SOLE                  160853      0    0
SCIENTIFIC GAMES CORP        CL A             80874P109     2963   244714 SH       SOLE                  244714      0    0
SOLUTIA INC                  COM NEW          834376501      340   182000 SH       SOLE                  182000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107     2119    23466 SH       SOLE                   23466      0    0
SPX CORP                     COM              784635104     1422    30240 SH       SOLE                   30240      0    0
TERRESTAR CORP               COM              881451108        1     1000 SH       SOLE                    1000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209     2220    49283 SH       SOLE                   49283      0    0
TFS FINL CORP                COM              87240R107     2966   244516 SH       SOLE                  244516      0    0
TIME WARNER CABLE INC        CL A             88732J108      104     4193 SH       SOLE                    4193      0    0
TLC VISION CORP              COM              872549100      903  8213508 SH       SOLE                 8213508      0    0
WELLPOINT INC                COM              94973V107      356     9375 SH       SOLE                    9375      0    0
WILEY JOHN & SONS INC        CL A             968223206     5112   171666 SH       SOLE                  171666      0    0
XTO ENERGY INC               COM              98385X106     1842    60173 SH       SOLE                   60173      0    0